Changes in the Group structure - Major business combinations, Anadarko Mozambique (Details) - Anadarko Mozambique - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2019
Major business combinations
Percentage of share capital acquired	100.00%
Purchase price	$ 4,426
Goodwill	136	$ 136
Purchase price allocation
Goodwill	136	$ 136
Intangible assets	3,751
Tangible assets	767
Other assets and liabilities	(309)
Acquired cash	81
Fair value of consideration	$ 4,426
Mozambique LNG project
Major business combinations
Proportion of ownership interest in joint operation	26.50%